Risk Management - Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39 (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 23,795,548	$ 21,576,108
Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	14,991,641	14,061,182
Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	6,167,673	5,243,288
Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	2,636,234	2,271,638
Up to one month [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	399,850	362,384
Up to one month [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	156,006	195,865
Up to one month [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	120,581	87,946
Up to one month [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	123,263	78,573
1 - 3 months [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	194,696	348,151
1 - 3 months [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	97,039	260,792
1 - 3 months [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	44,845	37,084
1 - 3 months [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	52,812	50,275
Over 90 Days or More [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	464,821	503,882
Over 90 Days or More [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	361,084	381,611
Over 90 Days or More [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	66,865	77,175
Over 90 Days or More [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	36,872	45,096
Over Due [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,059,367	1,214,417
Over Due [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	614,129	838,268
Over Due [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	232,291	202,205
Over Due [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 212,947	$ 173,944